AXA ENTERPRISE FUNDS TRUST

SUPPLEMENT DATED OCTOBER 11, 2005 TO THE STATEMENT OF

ADDITIONAL INFORMATION DATED JUNE 4, 2005

This Supplement updates the Appendix A to the above-referenced Statement of Additional Information of AXA Enterprise Funds Trust (the “Trust”). You may obtain additional copies of the Statement of Additional Information, free of charge, by calling the Trust toll free at 1-800-432-4320 or writing the Trust at Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326. You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The purpose of this Supplement is to provide you with updated information with respect to Appendix A – “Investment Strategies Summary”.

APPENDIX A

AXA ENTERPRISE FUNDS TRUST

INVESTMENT STRATEGIES SUMMARY

Portfolio	Asset- backed Securities	Bonds	Borrowings (emergencies, redemptions)	Borrowings (leveraging purposes)	Collateralized Debt Obligations	Convertible Securities	Credit & Liquidity Enhancements	Floaters(A)	Inverse Floaters(A)	Brady Bonds(B)	Depositary Receipts(B)	Dollar Rolls	Equity Securities	Eurodollar & Yankee Dollar Obligations	Event- Linked Bonds	Foreign Currency Spot Trans.	Foreign Currency Forward Trans.	Foreign Currency Futures Trans.(A)	Options (exchange traded)
AXA Enterprise Capital Appreciation	Y	Y	Y	Y	Y	Y	Y	N	N	N	Y	N	Y	Y	N	Y	Y	Y	Y
AXA Enterprise Deep Value	N	Y	Y	N	Y	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y	Y
AXA Enterprise Equity	Y	Y	Y	N	Y	Y	Y	N	N	Y	Y	N	Y	Y	N	Y	Y	Y	Y
AXA Enterprise Equity Income	Y	Y	Y	N	Y	Y	Y	N	N	Y	Y	N	Y	Y	N	Y	Y	Y	Y
AXA Enterprise Global Financial Services	N	Y	Y	N	N	Y	Y	Y	N	N	Y	N	Y	Y	N	Y	Y	Y	Y
AXA Enterprise Global Socially Responsive	N	Y	Y	N	N	Y	Y	N	N	N	Y	N	Y	Y	N	Y	Y	Y	Y
AXA Enterprise Government Securities	Y	Y	Y	N	Y	N	Y	Y	Y	Y	N	Y	N	Y	Y	Y	Y	Y	Y
AXA Enterprise Growth	Y	Y	Y	N	Y	Y	Y	N	N	Y	Y	N	Y	Y	N	Y	Y	Y	Y
AXA Enterprise Growth and Income	Y	Y	Y	N	Y	Y	Y	N	N	Y	Y	N	Y	Y	N	Y	Y	Y	Y
AXA Enterprise High-Yield Bond	Y	Y	Y	N	Y	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
AXA Enterprise International Growth	Y	Y	Y	N	Y	Y	Y	N	N	Y	Y	N	Y	Y	N	Y	Y	Y	Y
AXA Enterprise Mergers and Acquisitions	Y	Y	Y	N	Y	Y	Y	N	N	Y	Y	N	Y	Y	N	Y	Y	Y	Y
AXA Enterprise Money Market	Y	Y	Y	N	Y	N	Y	Y	N	Y	N	N	N	Y	Y	N	N	N	N
AXA Enterprise Short Duration Bond	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	N	Y	N	Y	N	N	N	N	N
AXA Enterprise Small Company Growth	N	Y	Y	Y	N	Y	Y	Y	N	N	Y	N	Y	Y	N	N	N	N	Y
AXA Enterprise Small Company Value	Y	Y	Y	N	Y	Y	Y	N	N	Y	Y	N	Y	Y	N	Y	Y	Y	Y
AXA Enterprise Tax-Exempt Income	Y	Y	Y	N	Y	N	Y	Y	Y	Y	N	Y	N	Y	Y	N	N	N	N

A-1

	Foreign Options (OTC)	Foreign Currency		Emerging Markets Securities	Forward Commitments When-Issued and Delayed Delivery Securities	Hybrid Instruments(A)	Illiquid Securities	Insured Bank Obligations	Investment Company Securities	Exchange Traded Funds (ETFs)	Investment Grade Fixed Income	Non-Inv. Grade Fixed Income	Loan Participations and Assignments	Master Demand Notes	Mortgage Backed or Related(D)	Direct Mortgages	Municipal Securities	Security Futures Trans.(A)
Portfolio		(Written, call options)	Foreign Securities
AXA Enterprise Capital Appreciation	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y	N	Y	Y	N	N	Y
AXA Enterprise Deep Value	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	N	Y	Y	N	N	Y
AXA Enterprise Equity	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	N	N	Y	N	N	N	Y
AXA Enterprise Equity Income	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	Y	N	Y	N	N	N	Y
AXA Enterprise Global Financial Services	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	N	N	Y	N	N	N	Y
AXA Enterprise Global Socially Responsive	N	Y	Y	Y	N	N	Y-15%	Y	Y	Y	N	N	N	Y	N	N	N	Y
AXA Enterprise Government Securities	Y	Y	N	N	Y	Y	Y	Y	Y	Y	Y	N	N	Y	Y	N	N	Y
AXA Enterprise Growth	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	Y	N	Y	N	N	N	Y
AXA Enterprise Growth and Income	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	Y	N	Y	N	N	N	Y
AXA Enterprise High-Yield Bond	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	Y	Y	Y	N	N	N	Y
AXA Enterprise International Growth	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	Y	N	Y	N	N	N	Y
AXA Enterprise Mergers and Acquisitions	Y	Y	Y	Y-5%	Y	N	Y-15%	Y	Y	Y	Y	Y	N	Y	N	N	N	Y
AXA Enterprise Money Market	N	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	N	Y	Y	N	Y	Y
AXA Enterprise Short Duration Bond	N	N	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	N	N	Y	Y	N	Y	Y
AXA Enterprise Small Company Growth	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y	N	Y	N	N	N	Y
AXA Enterprise Small Company Value	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	Y	N	Y	N	N	N	Y
AXA Enterprise Tax-Exempt Income	N	N	N	N	Y	Y	Y-15%	Y	Y	N	Y	Y	Y	Y	Y	N	Y	Y

A-2

Portfolio	Securities Options Trans.(C)	Passive Foreign Inv. Comp.	Payment In-Kind Bonds	Preferred Stocks	Real Estate Investment Trusts	Repurchase Agreements	Reverse Repurchase Agreements	Securities Lending	Short Sales Against- the-Box	Short Term Investments	Small Company Securities	Structured Notes(A)	Swap Trans.(A)	Time Deposits & Variable Rate Notes	U.S. Gov’t Securities	Warrants	Zero Coupon Bonds
AXA Enterprise Capital Appreciation	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	Y	Y	Y
AXA Enterprise Deep Value	Y	Y	N	Y	Y	Y	N	Y	Y	Y	Y	Y	N	Y	Y	Y	Y
AXA Enterprise Equity	Y	Y	N	Y	Y	Y	N	Y-33.3%	Y	Y	Y	N	Y	Y	Y	Y	N
AXA Enterprise Equity Income	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	Y	Y	N
AXA Enterprise Global Financial Services	Y	Y	N	Y	Y	Y	N	Y	Y	Y	Y	N	N	Y	Y	Y	Y
AXA Enterprise Global Socially Responsive	Y	Y	N	Y	Y	Y	N	Y	Y	Y	N	N	Y	Y	Y	Y	N
AXA Enterprise Government Securities	Y	N	Y	N	N	Y	N	Y	N	Y	N	Y	N	Y	Y	N	Y
AXA Enterprise Growth	Y	Y	N	Y	Y	Y	N	Y-33.3%	Y	Y	Y	N	Y	Y	Y	Y	N
AXA Enterprise Growth and Income	Y	Y	N	Y	Y	Y	N	Y-33.3%	Y	Y	Y	N	Y	Y	Y	Y	N
AXA Enterprise High-Yield Bond	Y	N	Y	Y	Y	Y	N	Y	Y	Y	N	N	Y	Y	Y	Y	Y
AXA Enterprise International Growth	Y	Y	N	Y	Y	Y	N	Y	Y	Y	Y	N	Y	Y	Y	Y	N
AXA Enterprise Mergers and Acquisitions	Y	Y	N	Y	Y	Y	N	Y	Y	Y	Y	N	Y	Y	Y	Y	N
AXA Enterprise Money Market	Y	N	Y	N	N	Y	N	Y	N	Y	N	Y	N	Y	Y	N	Y
AXA Enterprise Short Duration Bond	Y	N	Y	Y	Y	Y	Y	Y-33.3%	N	Y	Y	Y	Y	Y	Y	Y	Y
AXA Enterprise Small Company Growth	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
AXA Enterprise Small Company Value	Y	Y	N	Y	Y	Y	N	Y	Y	Y	Y	N	Y	Y	Y	Y	N
AXA Enterprise Tax-Exempt Income	Y	N	Y	Y	Y	Y	Y	Y	N	Y	N	Y	N	Y	Y	Y	Y

(A)	Considered a derivative security; not intended to include short-term floating rate securities that reset to par.
(B)	Considered a foreign security.
(C)	Written options must be “covered.”
(D)	Certain mortgages are considered derivatives.

A-3